DERIVATIVES	12 Months Ended
Dec. 31, 2018
Derivative Instrument [Abstract]
DERIVATIVES

NOTE 11 – DERIVATIVES

Composition

	December 31,
	2018	2017
	U.S. dollars in thousands
Liabilities
The conversion component in the convertible notes	$—	$96
Viola Warrants (non-traded)*	371	2,315
Warrants (Series 4) (traded) issued in the 2015 rights offering*	71	464
	$442	$2,875

*   See Note 14c.

All of the above derivatives have either a conversion price or an exercise price that are denominated in NIS, a currency different than the functional currency of the Company and as a result are accounted for as a derivative financial instrument measured at fair value through profit or loss on each reporting date and constitute a liability.

The following parameters were used in the calculation of the fair value of the above derivatives, using the binomial model:

	December 31,
	2018	2017
Discount rate for notes which were fully repaid on February 28, 2018 (yield to maturity of the notes)	—	104.18%
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%	0.11%
Share price (in NIS)	1.280	1.340
Standard deviation of the share price	54.59%	56.13%

The fair value of the Viola Warrants and the Warrants (Series 4) (see Note 14c) as of December 31, 2015 and during the nine-month period ended September 30, 2016 was measured at quoted market value of the Warrants (Series 4), due to the fact that the Viola Warrants and the Warrants (Series 4) are essentially identical in their conditions. Starting with the fourth quarter of 2016 and until December 31, 2018, the Company believed that there was no active market for the traded Warrants (Series 4) primarily due to an ongoing gradual decline in the frequency and volume of trading in such warrants with significant variance in the transactions prices of the warrants without a corresponding material change in the share price, and often with a negative correlation between the change in the share price and the change in the warrants price. Consequently, the Company estimated the fair value of the Viola Warrants and the Warrants (Series 4) as of December 31, 2016 and for periods thereafter based on observable market data, directly or indirectly, based on the binomial model and based on relevant parameters of the terms of the Viola Warrants and the Warrants (Series 4).